Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Profit or loss [abstract]
Revenue	$ 32,848	$ 12,474	$ 92,037	$ 34,109
Cost of sales
Production costs	(9,282)	(6,227)	(26,000)	(17,863)
Royalty	(2,226)	(1,041)	(6,318)	(2,576)
Depreciation	(1,891)	(823)	(5,003)	(2,309)
Total cost of sales	(13,399)	(8,091)	(37,321)	(22,748)
Gross profit	19,449	4,383	54,716	11,361
General and administrative expenses	(3,743)	(1,737)	(10,440)	(6,548)
Change in fair value of derivative financial instruments		(197)	(30,521)	1,461
Foreign exchange gains (losses)	970	56	557	(97)
Interest and other expenses	(563)	(290)	(1,102)	(1,931)
Income before tax	16,113	2,215	13,210	4,246
Income tax expense	(7,742)	(1,110)	(19,112)	(2,945)
Net income (loss) and comprehensive income (loss)	8,371	1,105	(5,902)	1,301
Shareholders	2,839	(218)	(21,705)	(1,758)
Non-controlling interest	$ 5,532	$ 1,323	$ 15,803	$ 3,059
Basic (loss) earnings per share	$ 0.01	$ (0.00)	$ (0.07)	$ (0.01)
Diluted (loss) earnings per share	$ 0.01	$ (0.00)	$ (0.07)	$ (0.01)